INVENTORIES (Narrative) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
INVENTORIES [Abstract]
Inventory write-offs	$ 1,395	$ 657	$ 1,066